Issued Capital and Reserves - Number of shares issued and outstanding (Details)	3 Months Ended
Mar. 31, 2024 shares
Issued Capital and Reserves
Common shares issued and outstanding beginning	223,988,675
Share issuances for exercises	317,005
Common shares issued and outstanding ending	224,305,680